Components of other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2022
Components of other comprehensive (loss) income
Schedule of analysis of other comprehensive income

			Derivative and		Exchange
	Remeasurements		non-derivative		differences on
	of employee		financial		the translation
	benefits		instruments		of foreign		Total
Other comprehensive loss:
Balance as of January 1st, 2021	US$	(427)	US$	(80,124)	US$	(137,635)	US$	(218,186)
Comprehensive (loss) income of the year		(432)		80,033		(10,489)		69,112
Deferred tax effect		138		(274)		—		(136)
Balances as of December 31, 2021		(721)		(365)		(148,124)		(149,210)
Comprehensive income of the year		253		336		3,471		4,060
Deferred tax effect		(79)		(80)		—		(159)
Net balances as of December 31, 2022	US$	(547)	US$	(109)	US$	(144,653)	US$	(145,309)

Schedule of components of other comprehensive (loss) income

						9
	2022		2021		2020
Derivative and non-derivative financial instruments:
Extrinsic value of changes on jet fuel Asian call options	US$	—	US$	601	US$	(601)
Extrinsic value of changes on jet fuel Zero cost collars		—		484		(7,572)
Income (loss) of the interest rate Cap		336		(128)		(34)
		336		957		(8,207)
Non derivative financial instruments*		—		79,076		(79,824)
Total	US$	336	US$	80,033	US$	(88,031)